12. BORROWED FUNDS FROM CERAVEST INVESTORS	12 Months Ended
Dec. 31, 2016
Borrowed Funds From Ceravest Investors
BORROWED FUNDS FROM CERAVEST INVESTORS

A summary of the Company’s borrowed funds from CeraVest investors is as follows:

	Weighted-average interest rate
	December 31,	December 31,		December 31,	December 31,
	2016	2015	Maturities	2016	2015
Borrowed funds from CeraVest investors
-CeraVest Fixed (inclusive of interest payable $3,236 and $1,965 as of December 31, 2016 and 2015, respectively)	8.49%	8.33%	January 2017 to June 2017	$101,645	$97,392

-CeraVest Flex ( inclusive of interest payable $3,100 and $511 as of December 31, 2016 and 2015, respectively)	8.03%	8.03%	—	335,949	105,333
Total				$437,594	$202,725

Borrowed funds from CeraVest investors represents 1) the funds provided by investors through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term; and 2) the funds provided by investors through CeraVest Flex for the investment in the obligation rights generated by the Company on selected CeraPay and CeraVest users.